Other income	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Other income
Note 6. Other income

	Consolidated
	2022 A$’000	2021 A$’000	2020 A$’000

Net foreign exchange gain	—	—	5
Payroll tax rebate	—	2	2
Subsidies and grants	10	—	20
Bad debt recovery	15
Research and development rebate	—	—	968

Other income	25	2	995